Property and Equipment (Details) - USD ($) $ in Thousands	Jul. 31, 2022	Jan. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 47,355	$ 45,471
Accumulated depreciation	35,955	34,654
Net	11,400	10,817
Computer Equipment
Property, Plant and Equipment [Line Items]
Cost	42,553	40,937
Accumulated depreciation	32,620	31,660
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Cost	1,629	1,553
Accumulated depreciation	1,321	1,257
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Cost	1,024	822
Accumulated depreciation	591	531
Equipment Installed With Customers
Property, Plant and Equipment [Line Items]
Cost	1,680	1,635
Accumulated depreciation	1,423	1,206
Asset under Construction
Property, Plant and Equipment [Line Items]
Cost	$ 469	$ 524